Schedule of gain (loss) associated with changes in the fair values of the derivative financial instruments (Details) - USD ($)	12 Months Ended
	Jun. 30, 2026	Jun. 30, 2025
Warrants
Warrant derivatives	$ 66,754
Loss on issuance of derivative	(1,510,307)
Total gain (loss)	$ (1,443,553)